Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	3.99301%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,330,657.09

Principal:
Principal Collections	$24,947,773.47
Prepayments in Full	$13,980,849.61
Liquidation Proceeds	$564,530.81
Recoveries	$112,929.22
Sub Total	$39,606,083.11
Collections	$42,936,740.20

Purchase Amounts:
Purchase Amounts Related to Principal	$147,557.39
Purchase Amounts Related to Interest	$783.73
Sub Total	$148,341.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,085,081.32

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,085,081.32
Servicing Fee	$662,262.15	$662,262.15	$0.00	$0.00	$42,422,819.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,422,819.17
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$42,422,819.17
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$42,422,819.17
Interest - Class A-3 Notes	$2,189,567.80	$2,189,567.80	$0.00	$0.00	$40,233,251.37
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$39,847,404.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,847,404.70
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$39,606,563.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,606,563.20
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,606,563.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,606,563.20
Regular Principal Payment	$37,471,165.44	$37,471,165.44	$0.00	$0.00	$2,135,397.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,135,397.76
Residual Released to Depositor	$0.00	$2,135,397.76	$0.00	$0.00	$0.00
Total		$43,085,081.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,471,165.44
Total					$37,471,165.44

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$37,471,165.44	$57.36	$2,189,567.80	$3.35	$39,660,733.24	$60.71
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$37,471,165.44	$20.34	$2,816,255.97	$1.53	$40,287,421.41	$21.87

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$515,192,422.49	0.7886001	$477,721,257.05	0.7312433
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$700,632,422.49	0.3803465	$663,161,257.05	0.3600048

Pool Information
Weighted Average APR	4.858%	4.871%
Weighted Average Remaining Term	38.77	38.03
Number of Receivables Outstanding	31,115	30,084
Pool Balance	$794,714,576.24	$754,359,313.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$737,474,398.76	$700,003,233.32
Pool Factor	0.3974609	0.3772780

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$54,356,080.61
Targeted Overcollateralization Amount	$91,198,056.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,198,056.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$714,551.03
(Recoveries)		79	$112,929.22
Net Loss for Current Collection Period			$601,621.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9084%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6714%
Second Prior Collection Period			0.5831%
Prior Collection Period			0.3220%
Current Collection Period			0.9321%
Four Month Average (Current and Prior Three Collection Periods)			0.6271%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,200	$14,017,822.91
(Cumulative Recoveries)			$2,157,693.37
Cumulative Net Loss for All Collection Periods			$11,860,129.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5932%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,371.74
Average Net Loss for Receivables that have experienced a Realized Loss			$5,390.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	262	$9,040,970.09
61-90 Days Delinquent	0.22%	46	$1,663,058.05
91-120 Days Delinquent	0.01%	4	$105,261.92
Over 120 Days Delinquent	0.07%	14	$553,215.84
Total Delinquent Receivables	1.51%	326	$11,362,505.90

Repossession Inventory:
Repossessed in the Current Collection Period		27	$970,157.24
Total Repossessed Inventory		40	$1,498,781.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2029%
Prior Collection Period			0.1960%
Current Collection Period			0.2127%
Three Month Average			0.2039%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3077%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	109	$3,882,406.66
2 Months Extended	126	$4,483,591.90
3+ Months Extended	20	$762,013.89

Total Receivables Extended	255	$9,128,012.45
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer